Acquisition	12 Months Ended
Dec. 31, 2021
Acquisition [Abstract]
ACQUISITION
NOTE 3:-	ACQUISITION

On July 26, 2020 the Company consummated the acquisition of 100% of the shares of Jet CU, a company that was incorporated in Israel in May 2014 and was inactive on the purchase date since its operational assets were sold few years before. The main balance sheet items as of the purchase date were cash and liability to the Authority of approximately $0.8 million and approximately $1.0 million, respectively. The Company issued 2,000,000 ordinary shares and warrants to purchase 8,000,000 ordinary shares, at an exercise price of $0.26 per share as a consideration for the purchase. The warrants exercisable until the date which is the earlier of (i) 24 months as of the purchase date or (ii) Merger/Acquisition transaction or an IPO.

The purchase price (as mentioned above) aggregated to $411,781 as follows:

$224,200 attributed to the 2,000,000 issued, based on the stock price as of July 26, 2020 and $187,581 to the 8,000,000 warrants (the Company used the following assumptions: 0% dividend yield, 80.0% expected volatility, 0.14% risk free rate and 2 expected life in years) issued, such warrants were classified as liability at the issuance date. Their fair value as of December 31, 2020 aggregated to $691,473.

The allocation of the purchase price to assets acquired and liabilities assumed is as follows:

Cash and cash equivalents	$811,773
Prepaid expenses and other current assets	1,977
Balance with the Company (*)	50,000
Investment in the Company’s shares (**)	122,482
CLA provided to the Company (*)	167,188
Liability to Israel National Technological Innovation Authority	(1,006,605)
Accrued expenses and other current liabilities	(123)
Goodwill (***)	265,089
Total purchase price	$411,781

(*)	Such amount was eliminated at the consolidated level.

(**)	Such amount was recorded as Treasury stock within the Consolidated statements of shareholders’ equity (deficit) for the year ended December 31, 2020.

(***)	Such amount was impaired following the purchase date since Jet CU has no activity and was recorded within the Consolidated statements of comprehensive loss for the year ended December 31, 2020.

In September 2021, the Company issued an additional 5,428,572 Ordinary Shares to the Jet CU former shareholders as an additional consideration upon their agreement to forfeit the 8,000,000 warrants that were granted to them on the purchase date.